INCOME TAXES (Summary of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized tax benefits
Beginning balance-gross unrecognized tax benefits (UTB's)	$ 45,382	$ 45,430	$ 54,012
Additions based on tax positions related to the current year	48	142	151
Reductions for tax positions related to prior years	(835)	$ (190)	(1,627)
Lapse of statute of limitations	(21,901)		(7,106)
Ending balance-gross unrecognized tax benefits (UTB's)	22,694	$ 45,382	45,430
UTB's as a credit in deferred taxes	(14,604)	(33,021)	(33,187)
Federal benefit of state taxes	(2,063)	(2,176)	(2,244)
UTB's that would impact the effective tax rate	$ 6,000	$ 10,185	$ 9,999